Pension, Savings, And Other Employee Benefits (Schedule Of Fair Value Of Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	$ 575,790		$ 549,617
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	77,964		102,175
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	497,826		447,442
Cash Equivalents And Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	7,653		6,064
Cash Equivalents And Money Market Funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	7,653		6,064
Equity Securities [Member] | U.S. Small Capital [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	69,466		94,885
Equity Securities [Member] | U.S. Small Capital [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	69,466		94,885
Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	845	[1]	1,226	[1]
Mutual Funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	845	[1]	1,226	[1]
Fixed Income Securities [Member] | U.S. Treasuries [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	1,795		656
Fixed Income Securities [Member] | U.S. Treasuries [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	1,795		656
Fixed Income Securities [Member] | Corporate And Foreign Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	148,376		111,879
Fixed Income Securities [Member] | Corporate And Foreign Bonds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	148,376		111,879
Common And Collective Funds [Member] | Corporate And Foreign Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	151,346		119,315
Common And Collective Funds [Member] | Corporate And Foreign Bonds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	151,346		119,315
Common And Collective Funds [Member] | U.S. Large Capital [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	133,030		139,455
Common And Collective Funds [Member] | U.S. Large Capital [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	133,030		139,455
Common And Collective Funds [Member] | International [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	63,279		76,137
Common And Collective Funds [Member] | International [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	$ 63,279		$ 76,137

[1]	Primarily includes investments in small-cap equity securities.